Stock-Based Compensation (Details) - Schedule of Restricted Stock Awards - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Restricted Stock Awards Abstract
Number of Shares, beginning balance	344,426
Weighted Average Grant Date Fair Value per Price, Outstanding beginning balance	$ 1.9
Number of Shares, ending balance	75,293	344,426
Weighted Average Grant Date Fair Value per Price, Outstanding ending balance	$ 1.97	$ 1.9
Number of Shares, Granted	150,000	691,232
Weighted Average Grant Date Fair Value per Price, Granted	$ 2	$ 1.9
Number of Shares, Vested	(419,133)	(346,806)
Weighted Average Grant Date Fair Value per Price, Vested	$ 1.92	$ 1.9
Number of Shares, Forfeited
Weighted Average Grant Date Fair Value per Price, Forfeited